Lease - Future lease payments and lease liabilities (Details) - CNY (¥) ¥ in Thousands	Mar. 31, 2024	Dec. 31, 2023
Maturities of operating lease liabilities
Nine months ending December 31, 2024	¥ 302,281
2025	319,304
2026	283,055
2027	273,731
2028	271,791
Thereafter	695,348
Total undiscounted lease payment	2,145,510
Less: imputed interest	(304,429)
Present value of lease liabilities	¥ 1,841,081	¥ 1,878,899